CAPITAL LEASES	12 Months Ended
Dec. 31, 2022
FINANCE LEASES
CAPITAL LEASES

NOTE 5 – CAPITAL LEASES

During the period ending December 31, 2022, the Company paid an aggregate of $15,301 toward capital lease balances.

The following is a schedule of the net book value of the finance lease.

Assets	December 31, 2022
Leased equipment under finance lease,	$73,883
less accumulated amortization	(72,009)
Net	$1,874
Liabilities	December 31, 2022
Obligations under finance lease (current)	$2,868
Obligations under finance lease (noncurrent)	0
Total	$2868

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases

2023	3,038
Thereafter	-
Total
Less: Imputed Interest	170
Total Liability	2,868